Stock Options (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 26, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Intrinsic value of the stock options		$ 0		$ 0
Stock option expenses	$ 69,337			$ 696,397
Stock option term	5 years	4 years 1 month 6 days		4 years 4 months 24 days
Stock-based compensation	$ 696,397	$ 69,337	$ 0	$ 696,397	$ 0
Shares granted to related parties	1,600,000			1,600,000
Number of granted shares	3,700,000	3,700,000	0	3,700,000
Stock Option [Member]
Exercise price	$ 0.22
Stock option term	5 years
Stock-based compensation		$ 69,337	$ 0
Number of granted shares	3,700,000